Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Management [Abstract]
Summary of Capital Management

The Company defines its capital as shareholders’ equity including warrants presented as a liability and financial instruments of a long-term nature (including the current portion) less cash.

	December 31,	December 31,
	2022	2021
Warrant liability	$106	$1,754
Lease liabilities	1,487	22,471
Provisions	6,690	22,195
Long-term debt	-	38,311
Total equity	36,208	33,881
Cash	(37,144)	(108,490)
Total capital	$7,347	$10,122